U.S. Government Securities Fund®
Investment portfolio
May 31, 2025
unaudited

Bonds, notes & other debt instruments 89.72% Mortgage-backed obligations 49.02% Federal agency mortgage-backed obligations 48.96%	Principal amount (000)	Value (000)
Fannie Mae Pool #256708 6.50% 3/1/2027 (a)	USD2	$2
Fannie Mae Pool #256993 6.50% 11/1/2027 (a)	32	33
Fannie Mae Pool #257055 6.50% 12/1/2027 (a)	60	62
Fannie Mae Pool #AL9870 6.50% 2/1/2028 (a)	5	5
Fannie Mae Pool #AD0329 6.50% 9/1/2028 (a)	2	2
Fannie Mae Pool #AL5156 6.50% 2/1/2029 (a)	92	94
Fannie Mae Pool #AY1948 3.50% 1/1/2030 (a)	65	64
Fannie Mae Pool #AZ0554 3.50% 10/1/2030 (a)	89	87
Fannie Mae Pool #735571 8.00% 11/1/2031 (a)	10	11
Fannie Mae Pool #555254 6.50% 1/1/2033 (a)	— (b)	— (b)
Fannie Mae Pool #CA1442 3.00% 3/1/2033 (a)	303	293
Fannie Mae Pool #BJ5302 3.00% 3/1/2033 (a)	239	230
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	2	2
Fannie Mae Pool #BN1085 4.00% 1/1/2034 (a)	4	4
Fannie Mae Pool #BO6247 2.50% 12/1/2034 (a)	3,027	2,823
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (a)	8,512	7,949
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)	12	12
Fannie Mae Pool #AS6870 4.00% 3/1/2036 (a)	1,254	1,229
Fannie Mae Pool #MA2588 4.00% 4/1/2036 (a)	2,869	2,832
Fannie Mae Pool #MA2717 4.00% 8/1/2036 (a)	2,429	2,397
Fannie Mae Pool #MA2746 4.00% 9/1/2036 (a)	2,446	2,414
Fannie Mae Pool #MA2787 4.00% 10/1/2036 (a)	4,927	4,833
Fannie Mae Pool #898565 6.50% 10/1/2036 (a)	— (b)	— (b)
Fannie Mae Pool #CB2247 2.50% 11/1/2036 (a)	1,816	1,679
Fannie Mae Pool #CB2248 2.50% 11/1/2036 (a)	159	147
Fannie Mae Pool #MA2819 4.00% 11/1/2036 (a)	277	274
Fannie Mae Pool #MA2856 4.00% 12/1/2036 (a)	7	7
Fannie Mae Pool #FS7802 2.50% 3/1/2037 (a)	1,236	1,142
Fannie Mae Pool #MA4583 2.50% 4/1/2037 (a)	677	626
Fannie Mae Pool #888372 6.50% 4/1/2037 (a)	11	11
Fannie Mae Pool #MA4628 2.50% 6/1/2037 (a)	2,111	1,950
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (a)	992	916
Fannie Mae Pool #256810 6.50% 7/1/2037 (a)	23	24
Fannie Mae Pool #256828 7.00% 7/1/2037 (a)	12	13
Fannie Mae Pool #MA3099 4.00% 8/1/2037 (a)	2,244	2,212
Fannie Mae Pool #256860 6.50% 8/1/2037 (a)	32	33
Fannie Mae Pool #888873 6.50% 8/1/2037 (a)	— (b)	— (b)
Fannie Mae Pool #MA4773 2.50% 10/1/2037 (a)	165	153
Fannie Mae Pool #947337 6.50% 10/1/2037 (a)	— (b)	— (b)
Fannie Mae Pool #888698 7.00% 10/1/2037 (a)	36	37
Fannie Mae Pool #954832 6.50% 1/1/2038 (a)	1	1
Fannie Mae Pool #970343 6.00% 2/1/2038 (a)	29	29
Fannie Mae Pool #889388 7.00% 3/1/2038 (a)	104	108
Fannie Mae Pool #AL1308 6.50% 5/1/2039 (a)	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)	81	81
U.S. Government Securities Fund — Page 1 of 31

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)	USD29	$29
Fannie Mae Pool #MA4093 2.00% 8/1/2040 (a)	2,435	2,145
Fannie Mae Pool #MA4152 2.00% 10/1/2040 (a)	2,748	2,419
Fannie Mae Pool #AH0351 4.50% 2/1/2041 (a)	175	172
Fannie Mae Pool #MA4333 2.00% 5/1/2041 (a)	25,966	21,966
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (a)	474	475
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (a)	261	261
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)	134	134
Fannie Mae Pool #FM7690 2.00% 7/1/2041 (a)	12,427	10,507
Fannie Mae Pool #BT5941 2.00% 7/1/2041 (a)	4,819	4,072
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (a)	1,675	1,415
Fannie Mae Pool #MA4407 2.00% 8/1/2041 (a)	92,442	77,819
Fannie Mae Pool #FM8120 2.00% 8/1/2041 (a)	8,357	7,076
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (a)	224	225
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)	194	185
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (a)	126	126
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)	54	54
Fannie Mae Pool #MA4501 2.00% 12/1/2041 (a)	36,575	30,778
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)	34	34
Fannie Mae Pool #AJ9327 3.50% 1/1/2042 (a)	18	17
Fannie Mae Pool #MA4540 2.00% 2/1/2042 (a)	6,370	5,357
Fannie Mae Pool #MA4586 2.00% 4/1/2042 (a)	2,744	2,304
Fannie Mae Pool #AR1512 3.50% 1/1/2043 (a)	226	209
Fannie Mae Pool #AT0412 3.50% 3/1/2043 (a)	104	96
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)	39	37
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)	56	52
Fannie Mae Pool #AT5898 3.00% 6/1/2043 (a)	6,498	5,782
Fannie Mae Pool #AL3829 3.50% 6/1/2043 (a)	982	910
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (a)	219	203
Fannie Mae Pool #DC2376 6.50% 8/1/2044 (a)	992	1,021
Fannie Mae Pool #MA5482 6.50% 9/1/2044 (a)	2,844	2,933
Fannie Mae Pool #AX8521 3.50% 12/1/2044 (a)	142	131
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)	66	61
Fannie Mae Pool #BE5009 3.50% 1/1/2045 (a)	311	285
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (a)	567	517
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (a)	112,788	102,682
Fannie Mae Pool #AY3880 4.00% 11/1/2045 (a)	36	34
Fannie Mae Pool #BC3465 4.00% 2/1/2046 (a)	6	5
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (a)	111	98
Fannie Mae Pool #MA2833 3.00% 12/1/2046 (a)	5,437	4,748
Fannie Mae Pool #BD2440 3.50% 1/1/2047 (a)	324	294
Fannie Mae Pool #AS8804 3.50% 2/1/2047 (a)	8,853	8,042
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (a)	114	100
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (a)	498	453
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (a)	134	122
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (a)	67	61
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (a)	62	56
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (a)	12	11
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)	48	45
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (a)	7,565	6,824
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)	1,056	986
Fannie Mae Pool #BJ4342 4.00% 1/1/2048 (a)	127	119
Fannie Mae Pool #BJ6169 4.00% 1/1/2048 (a)	36	34
Fannie Mae Pool #BJ8318 4.50% 1/1/2048 (a)	165	158
U.S. Government Securities Fund — Page 2 of 31

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (a)	USD354	$321
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)	641	598
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)	896	836
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)	244	227
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)	90	88
Fannie Mae Pool #BN1172 4.50% 11/1/2048 (a)	137	131
Fannie Mae Pool #CA2850 4.00% 12/1/2048 (a)	1,516	1,420
Fannie Mae Pool #FM2656 3.50% 1/1/2049 (a)	1,882	1,710
Fannie Mae Pool #BF0320 5.50% 1/1/2049 (a)	2,734	2,792
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (a)	29,113	26,521
Fannie Mae Pool #BN6708 3.50% 6/1/2049 (a)	9,093	8,238
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (a)	3,683	3,340
Fannie Mae Pool #FM1220 3.50% 7/1/2049 (a)	2,517	2,267
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (a)	980	887
Fannie Mae Pool #FM1505 3.00% 9/1/2049 (a)	9,017	7,807
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (a)	4,976	4,519
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (a)	2,705	2,447
Fannie Mae Pool #BO2890 3.00% 11/1/2049 (a)	1,910	1,656
Fannie Mae Pool #FM2179 3.00% 1/1/2050 (a)	9,086	7,912
Fannie Mae Pool #FM2389 3.50% 2/1/2050 (a)	1,541	1,391
Fannie Mae Pool #FM2822 3.00% 3/1/2050 (a)	6,003	5,207
Fannie Mae Pool #FM2777 3.00% 3/1/2050 (a)	3,006	2,607
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (a)	1,966	1,629
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (a)	8,988	7,454
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (a)	4	3
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (a)	442	361
Fannie Mae Pool #BQ1607 2.50% 9/1/2050 (a)	150	123
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	337	290
Fannie Mae Pool #CA7325 2.00% 10/1/2050 (a)	3,853	3,057
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (a)	1,915	1,589
Fannie Mae Pool #CA7739 2.50% 11/1/2050 (a)	21,297	17,543
Fannie Mae Pool #BQ7564 2.50% 11/1/2050 (a)	80	66
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	2,349	1,844
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (a)	393	378
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (a)	909	714
Fannie Mae Pool #FS7385 2.00% 2/1/2051 (a)	2,617	2,037
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	631	491
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (a)	8,143	6,764
Fannie Mae Pool #FM6548 2.00% 3/1/2051 (a)	9,442	7,488
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (a)	6,496	5,074
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	111	87
Fannie Mae Pool #BR7222 2.50% 4/1/2051 (a)	19,234	15,695
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (a)	1,284	1,048
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (a)	28,207	24,565
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (a)	66	51
Fannie Mae Pool #CB0457 2.50% 5/1/2051 (a)	5,249	4,330
Fannie Mae Pool #FM7687 3.00% 6/1/2051 (a)	2,458	2,129
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (a)	155	121
Fannie Mae Pool #BR2095 2.50% 7/1/2051 (a)	17,231	14,181
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (a)	2,437	1,989
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	1,895	1,570
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (a)	981	801
Fannie Mae Pool #BT1288 2.50% 7/1/2051 (a)	461	377
Fannie Mae Pool #BT1314 2.50% 7/1/2051 (a)	228	187
U.S. Government Securities Fund — Page 3 of 31

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM8422 2.50% 8/1/2051 (a)	USD1,918	$1,568
Fannie Mae Pool #CB1394 2.50% 8/1/2051 (a)	483	394
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (a)	288	249
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	7,021	5,788
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (a)	3,647	2,845
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	500	391
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (a)	12,145	10,062
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (a)	5,654	4,715
Fannie Mae Pool #CB2292 3.00% 11/1/2051 (a)	16,902	14,633
Fannie Mae Pool #FM9632 3.00% 11/1/2051 (a)	12,547	10,808
Fannie Mae Pool #FM9631 3.00% 11/1/2051 (a)	5,387	4,650
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (a)	1,634	1,275
Fannie Mae Pool #FS0433 2.50% 12/1/2051 (a)	35,662	29,909
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (a)	16,523	13,503
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (a)	12,530	10,350
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (a)	6,191	5,138
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (a)	2,691	2,227
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (a)	1,293	1,069
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (a)	1,025	849
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (a)	1,005	832
Fannie Mae Pool #CB2414 3.00% 12/1/2051 (a)	37,042	32,012
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)	8,407	7,310
Fannie Mae Pool #CB2293 3.00% 12/1/2051 (a)	1,591	1,374
Fannie Mae Pool #FS0392 2.50% 1/1/2052 (a)	2,287	1,865
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (a)	225	184
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (a)	25	20
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)	17,826	15,352
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (a)	7,221	5,633
Fannie Mae Pool #CB2765 2.00% 2/1/2052 (a)	6,791	5,330
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (a)	4,672	3,641
Fannie Mae Pool #BT2177 2.00% 2/1/2052 (a)	2,098	1,635
Fannie Mae Pool #CB2927 2.00% 2/1/2052 (a)	47	37
Fannie Mae Pool #FS0523 2.50% 2/1/2052 (a)	2,030	1,680
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (a)	1,302	1,064
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (a)	5,101	4,418
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (a)	1,698	1,322
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (a)	1,683	1,311
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (a)	1,651	1,289
Fannie Mae Pool #BV7761 2.50% 3/1/2052 (a)	451	369
Fannie Mae Pool #CB3140 4.00% 3/1/2052 (a)	728	670
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (a)	20,874	16,260
Fannie Mae Pool #FS7498 2.00% 4/1/2052 (a)	7,403	5,773
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (a)	1,936	1,782
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (a)	2,860	2,234
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (a)	1,252	976
Fannie Mae Pool #CB3774 4.00% 6/1/2052 (a)	31,604	29,037
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (a)	31,411	28,860
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (a)	4,016	3,696
Fannie Mae Pool #BW3570 4.00% 6/1/2052 (a)	463	426
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (a)	2,604	2,028
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (a)	96	79
Fannie Mae Pool #CB4118 4.00% 7/1/2052 (a)	280	257
Fannie Mae Pool #CB4020 4.00% 7/1/2052 (a)	37	34
Fannie Mae Pool #BW6180 4.00% 8/1/2052 (a)	240	221
U.S. Government Securities Fund — Page 4 of 31

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (a)	USD4,297	$4,203
Fannie Mae Pool #MA4732 4.00% 9/1/2052 (a)	3,239	2,970
Fannie Mae Pool #BW6230 4.00% 9/1/2052 (a)	1,158	1,062
Fannie Mae Pool #BW1194 4.00% 9/1/2052 (a)	957	879
Fannie Mae Pool #BV0951 4.00% 9/1/2052 (a)	920	844
Fannie Mae Pool #BW7713 4.00% 9/1/2052 (a)	528	485
Fannie Mae Pool #BW7794 4.00% 9/1/2052 (a)	442	406
Fannie Mae Pool #BW6236 4.00% 9/1/2052 (a)	315	289
Fannie Mae Pool #BW1135 4.00% 9/1/2052 (a)	63	58
Fannie Mae Pool #BW8874 4.00% 9/1/2052 (a)	53	49
Fannie Mae Pool #BX0008 4.00% 9/1/2052 (a)	47	43
Fannie Mae Pool #CB5378 4.00% 9/1/2052 (a)	39	35
Fannie Mae Pool #BW7701 4.00% 9/1/2052 (a)	34	31
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (a)	8,292	7,833
Fannie Mae Pool #BW8497 4.50% 9/1/2052 (a)	6,073	5,757
Fannie Mae Pool #BV0952 4.50% 9/1/2052 (a)	1,071	1,013
Fannie Mae Pool #CB4818 4.00% 10/1/2052 (a)	5,125	4,706
Fannie Mae Pool #BX0391 4.00% 10/1/2052 (a)	3,626	3,332
Fannie Mae Pool #BW7750 4.00% 10/1/2052 (a)	2,314	2,124
Fannie Mae Pool #BW8736 4.00% 10/1/2052 (a)	1,081	993
Fannie Mae Pool #BW8987 4.00% 10/1/2052 (a)	958	880
Fannie Mae Pool #BX0506 4.00% 10/1/2052 (a)	752	691
Fannie Mae Pool #CB4958 4.00% 10/1/2052 (a)	175	160
Fannie Mae Pool #FS3393 4.00% 10/1/2052 (a)	143	131
Fannie Mae Pool #MA4783 4.00% 10/1/2052 (a)	99	91
Fannie Mae Pool #BX1202 4.00% 10/1/2052 (a)	91	83
Fannie Mae Pool #CB4819 4.00% 10/1/2052 (a)	48	44
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	8,008	7,956
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	7,253	7,214
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (a)	212	219
Fannie Mae Pool #BX0466 4.00% 11/1/2052 (a)	851	782
Fannie Mae Pool #BX1334 4.00% 11/1/2052 (a)	315	290
Fannie Mae Pool #CB6165 4.00% 11/1/2052 (a)	227	208
Fannie Mae Pool #FS5635 4.00% 11/1/2052 (a)	98	90
Fannie Mae Pool #BW1299 4.00% 11/1/2052 (a)	66	60
Fannie Mae Pool #MA4804 4.00% 11/1/2052 (a)	42	38
Fannie Mae Pool #BX3994 4.00% 11/1/2052 (a)	37	34
Fannie Mae Pool #BX5584 4.00% 11/1/2052 (a)	30	28
Fannie Mae Pool #FS5554 4.50% 11/1/2052 (a)	39,570	37,432
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (a)	354	335
Fannie Mae Pool #FS3526 4.00% 12/1/2052 (a)	2,356	2,163
Fannie Mae Pool #BW5055 4.00% 12/1/2052 (a)	2,306	2,115
Fannie Mae Pool #BW6960 4.00% 12/1/2052 (a)	1,006	925
Fannie Mae Pool #BW1377 4.00% 12/1/2052 (a)	723	664
Fannie Mae Pool #CB5400 4.00% 12/1/2052 (a)	431	396
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (a)	11,947	11,865
Fannie Mae Pool #BX2476 5.50% 12/1/2052 (a)	744	738
Fannie Mae Pool #CB5778 6.00% 12/1/2052 (a)	255	258
Fannie Mae Pool #BX1070 6.00% 12/1/2052 (a)	89	90
Fannie Mae Pool #BW5122 4.00% 1/1/2053 (a)	9,803	8,996
Fannie Mae Pool #FS4947 4.00% 1/1/2053 (a)	2,342	2,152
Fannie Mae Pool #BX5662 4.00% 1/1/2053 (a)	1,035	950
Fannie Mae Pool #BW5062 4.00% 1/1/2053 (a)	60	55
Fannie Mae Pool #FS5675 4.50% 1/1/2053 (a)	11,898	11,251
U.S. Government Securities Fund — Page 5 of 31

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (a)	USD5,493	$5,188
Fannie Mae Pool #BT8034 4.50% 1/1/2053 (a)	139	132
Fannie Mae Pool #MA4894 6.00% 1/1/2053 (a)	32,549	32,980
Fannie Mae Pool #BX6121 6.00% 1/1/2053 (a)	11,517	11,724
Fannie Mae Pool #BX5931 6.00% 1/1/2053 (a)	575	582
Fannie Mae Pool #CB5545 6.50% 1/1/2053 (a)	2,143	2,220
Fannie Mae Pool #MA4916 4.00% 2/1/2053 (a)	3,421	3,138
Fannie Mae Pool #BY1411 4.00% 2/1/2053 (a)	369	339
Fannie Mae Pool #MA4917 4.50% 2/1/2053 (a)	1,132	1,070
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	15,430	15,324
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (a)	9,047	9,245
Fannie Mae Pool #MA4920 6.00% 2/1/2053 (a)	2,150	2,178
Fannie Mae Pool #BX7703 6.50% 2/1/2053 (a)	4,731	4,880
Fannie Mae Pool #CB5882 4.00% 3/1/2053 (a)	2,699	2,479
Fannie Mae Pool #BW5000 4.00% 3/1/2053 (a)	1,492	1,371
Fannie Mae Pool #BW5268 4.00% 3/1/2053 (a)	1,111	1,019
Fannie Mae Pool #BT8069 4.00% 3/1/2053 (a)	1,099	1,009
Fannie Mae Pool #CB5986 5.00% 3/1/2053 (a)	270	262
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (a)	5,688	5,661
Fannie Mae Pool #BX9431 5.50% 3/1/2053 (a)	5,512	5,485
Fannie Mae Pool #FS4152 5.50% 3/1/2053 (a)	3,750	3,725
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (a)	449	448
Fannie Mae Pool #FS4774 5.50% 3/1/2053 (a)	402	399
Fannie Mae Pool #CB5919 6.00% 3/1/2053 (a)	9,899	10,024
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	7,506	7,635
Fannie Mae Pool #BX6803 6.00% 3/1/2053 (a)	5,767	5,834
Fannie Mae Pool #MA4942 6.00% 3/1/2053 (a)	1,538	1,557
Fannie Mae Pool #FS4444 4.00% 4/1/2053 (a)	1,872	1,720
Fannie Mae Pool #BX9358 4.00% 4/1/2053 (a)	339	311
Fannie Mae Pool #MA4993 4.00% 4/1/2053 (a)	29	26
Fannie Mae Pool #MA4977 4.50% 4/1/2053 (a)	1,035	979
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (a)	35,662	35,386
Fannie Mae Pool #BX8556 5.50% 4/1/2053 (a)	6,841	6,794
Fannie Mae Pool #BY0007 5.50% 4/1/2053 (a)	5,823	5,784
Fannie Mae Pool #BX9116 5.50% 4/1/2053 (a)	1,459	1,448
Fannie Mae Pool #MA4980 6.00% 4/1/2053 (a)	10,104	10,243
Fannie Mae Pool #CB6597 6.00% 4/1/2053 (a)	7,451	7,565
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)	4,602	4,781
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (a)	2,183	2,003
Fannie Mae Pool #FS5335 4.00% 5/1/2053 (a)	898	825
Fannie Mae Pool #CB6985 4.00% 5/1/2053 (a)	78	71
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (a)	12,985	12,605
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	4,357	4,236
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	10,447	10,365
Fannie Mae Pool #BY0204 5.50% 5/1/2053 (a)	5,535	5,527
Fannie Mae Pool #BY0091 5.50% 5/1/2053 (a)	1,586	1,573
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (a)	284	281
Fannie Mae Pool #BY0849 5.50% 5/1/2053 (a)	66	66
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	130,827	132,621
Fannie Mae Pool #BY2260 6.00% 5/1/2053 (a)	316	319
Fannie Mae Pool #BY2061 6.00% 5/1/2053 (a)	291	295
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (a)	8,404	8,672
Fannie Mae Pool #FS4970 4.00% 6/1/2053 (a)	971	890
Fannie Mae Pool #FS6257 4.00% 6/1/2053 (a)	260	239
U.S. Government Securities Fund — Page 6 of 31

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB6455 4.00% 6/1/2053 (a)	USD76	$70
Fannie Mae Pool #BY4421 4.00% 6/1/2053 (a)	32	29
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (a)	3,239	3,062
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (a)	175	169
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (a)	49,394	49,005
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (a)	19,837	19,655
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)	57,965	58,675
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (a)	38,141	38,550
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (a)	23,577	23,940
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (a)	17,816	18,123
Fannie Mae Pool #FS4775 6.00% 6/1/2053 (a)	5,948	6,021
Fannie Mae Pool #BY4224 6.00% 6/1/2053 (a)	1,049	1,067
Fannie Mae Pool #BW5303 6.00% 6/1/2053 (a)	141	142
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (a)	26,751	27,721
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (a)	9,661	9,965
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (a)	6,927	7,151
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (a)	5,636	4,396
Fannie Mae Pool #MA5089 4.00% 7/1/2053 (a)	10,066	9,240
Fannie Mae Pool #BW9646 4.00% 7/1/2053 (a)	917	842
Fannie Mae Pool #FS6638 4.00% 7/1/2053 (a)	245	225
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (a)	12,461	11,782
Fannie Mae Pool #CB6719 4.50% 7/1/2053 (a)	3,865	3,651
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (a)	2,268	2,202
Fannie Mae Pool #BU4112 5.00% 7/1/2053 (a)	136	132
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	88,469	87,760
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)	3,865	3,914
Fannie Mae Pool #FS5517 6.00% 7/1/2053 (a)	3,110	3,169
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (a)	380	384
Fannie Mae Pool #MA5127 4.00% 8/1/2053 (a)	947	869
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (a)	6,355	6,004
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (a)	93	92
Fannie Mae Pool #BY8355 6.00% 8/1/2053 (a)	8,046	8,140
Fannie Mae Pool #BY8293 6.00% 8/1/2053 (a)	1,426	1,442
Fannie Mae Pool #CB7216 4.00% 9/1/2053 (a)	60	55
Fannie Mae Pool #MA5135 4.00% 9/1/2053 (a)	31	28
Fannie Mae Pool #CB7122 6.00% 9/1/2053 (a)	31,583	31,976
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (a)	964	976
Fannie Mae Pool #FS5749 6.50% 9/1/2053 (a)	80,878	83,170
Fannie Mae Pool #CB7316 4.00% 10/1/2053 (a)	73	67
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (a)	9,350	9,459
Fannie Mae Pool #CB7341 6.00% 10/1/2053 (a)	4,279	4,360
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)	8,426	8,699
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (a)	2,783	2,861
Fannie Mae Pool #DA3541 6.50% 10/1/2053 (a)	785	811
Fannie Mae Pool #MA5207 4.00% 11/1/2053 (a)	9,427	8,648
Fannie Mae Pool #BY1418 4.00% 11/1/2053 (a)	87	80
Fannie Mae Pool #FS7252 5.00% 11/1/2053 (a)	24,691	23,970
Fannie Mae Pool #MA5190 5.50% 11/1/2053 (a)	3,399	3,370
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (a)	1,064	1,056
Fannie Mae Pool #CB7438 6.00% 11/1/2053 (a)	34,117	34,581
Fannie Mae Pool #CB7480 6.00% 11/1/2053 (a)	23,756	24,081
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (a)	11,043	11,172
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (a)	8,798	9,090
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (a)	4,158	4,291
U.S. Government Securities Fund — Page 7 of 31

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #DA5064 6.50% 11/1/2053 (a)	USD819	$851
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)	2,422	2,401
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (a)	248	246
Fannie Mae Pool #MA5216 6.00% 12/1/2053 (a)	8,425	8,522
Fannie Mae Pool #CB7617 6.00% 12/1/2053 (a)	5,214	5,270
Fannie Mae Pool #CB7624 6.50% 12/1/2053 (a)	167,114	172,358
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (a)	3,719	3,842
Fannie Mae Pool #MA5218 7.00% 12/1/2053 (a)	8,999	9,398
Fannie Mae Pool #CB7923 4.00% 1/1/2054 (a)	35	32
Fannie Mae Pool #CB7862 6.00% 1/1/2054 (a)	20,216	20,456
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (a)	13,117	13,263
Fannie Mae Pool #MA5248 6.50% 1/1/2054 (a)	40,681	41,796
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	21,085	21,682
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	18,005	18,619
Fannie Mae Pool #FS6763 6.50% 1/1/2054 (a)	1,070	1,106
Fannie Mae Pool #MA5249 7.00% 1/1/2054 (a)	8,749	9,137
Fannie Mae Pool #FS7990 4.00% 2/1/2054 (a)	45	42
Fannie Mae Pool #FS9507 4.50% 2/1/2054 (a)	30,310	28,636
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	773	766
Fannie Mae Pool #CB8003 6.00% 2/1/2054 (a)	62,025	62,774
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (a)	26,654	27,007
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (a)	7,247	7,372
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (a)	917	927
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (a)	22,935	23,598
Fannie Mae Pool #FS7162 6.50% 2/1/2054 (a)	4,456	4,604
Fannie Mae Pool #MA5273 6.50% 2/1/2054 (a)	1,820	1,870
Fannie Mae Pool #MA5274 7.00% 2/1/2054 (a)	10,220	10,673
Fannie Mae Pool #MA5320 4.00% 3/1/2054 (a)	6,983	6,406
Fannie Mae Pool #FS9508 4.50% 3/1/2054 (a)	19,013	17,973
Fannie Mae Pool #CB8143 5.50% 3/1/2054 (a)	16,656	16,545
Fannie Mae Pool #CB8148 5.50% 3/1/2054 (a)	10,780	10,741
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	6,545	6,485
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (a)	28,423	28,780
Fannie Mae Pool #CB8153 6.00% 3/1/2054 (a)	26,103	26,601
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (a)	7,939	8,076
Fannie Mae Pool #CB8226 6.50% 3/1/2054 (a)	34,790	35,977
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	3,566	3,693
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (a)	33,216	33,126
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (a)	7,199	7,146
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)	18,248	18,940
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (a)	1,414	1,429
Fannie Mae Pool #CB8507 6.50% 5/1/2054 (a)	24,378	25,217
Fannie Mae Pool #MA5355 6.50% 5/1/2054 (a)	766	787
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (a)	17,669	17,507
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)	4,397	4,469
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (a)	2,861	2,897
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (a)	2,444	2,490
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	2,279	2,320
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)	1,039	1,051
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (a)	2,820	2,904
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	2,720	2,811
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (a)	2,837	2,813
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (a)	1,771	1,755
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	21,415	21,645
U.S. Government Securities Fund — Page 8 of 31

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	USD8,585	$8,703
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (a)	8,253	8,410
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	6,561	6,686
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)	5,580	5,657
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (a)	3,411	3,448
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (a)	2,143	2,174
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	1,370	1,385
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	632	639
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (a)	29,133	30,116
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (a)	6,771	6,999
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	4,271	4,421
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	2,948	3,048
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	1,134	1,172
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	10,576	10,691
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	5,610	5,703
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (a)	5,064	5,121
Fannie Mae Pool #DB7692 6.00% 8/1/2054 (a)	4,921	4,984
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (a)	3,182	3,222
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	2,944	2,975
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	2,746	2,781
Fannie Mae Pool #FS8792 6.00% 8/1/2054 (a)	2,531	2,558
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	2,275	2,311
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (a)	1,115	1,135
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (a)	874	889
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	876	886
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (a)	821	835
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (a)	601	607
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)	14,244	14,755
Fannie Mae Pool #FS8762 6.50% 8/1/2054 (a)	2,307	2,388
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (a)	422	436
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (a)	14,480	14,374
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	10,157	10,064
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (a)	8,684	8,646
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (a)	4,660	4,655
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)	4,173	4,155
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (a)	112	111
Fannie Mae Pool #DC2313 5.50% 9/1/2054 (a)	39	38
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (a)	5,571	5,661
Fannie Mae Pool #BU5048 6.00% 9/1/2054 (a)	4,090	4,156
Fannie Mae Pool #FS9004 6.00% 9/1/2054 (a)	1,200	1,217
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (a)	664	674
Fannie Mae Pool #DC1349 6.50% 9/1/2054 (a)	7,961	8,193
Fannie Mae Pool #DC2687 4.00% 10/1/2054 (a)	1,660	1,523
Fannie Mae Pool #BU5049 6.50% 10/1/2054 (a)	3,866	4,020
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (a)	14,601	14,147
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)	8,167	8,100
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	298	295
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)	12,084	12,267
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)	12,021	11,645
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (a)	6,575	6,378
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (a)	5,133	5,090
Fannie Mae Pool #BU5234 5.50% 12/1/2054 (a)	2,752	2,728
Fannie Mae Pool #BU5358 6.00% 12/1/2054 (a)	3,352	3,398
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (a)	1,514	1,530
U.S. Government Securities Fund — Page 9 of 31

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (a)	USD870	$879
Fannie Mae Pool #DC8825 6.50% 12/1/2054 (a)	533	552
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (a)	980	925
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (a)	12,670	12,291
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (a)	13,389	13,263
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (a)	13,301	13,481
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (a)	1,366	1,380
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	10,031	9,939
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)	14,001	14,148
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (a)	10,999	10,896
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	10,388	10,497
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (a)	5,849	5,364
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	3,048	3,080
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (a)	2,868	2,778
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	1,983	2,004
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (a)	1,443	1,398
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (a)	772	765
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (a)	12,195	11,220
Fannie Mae Pool #BF0141 5.50% 9/1/2056 (a)	352	362
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (a)	16,122	14,205
Fannie Mae Pool #BM6693 3.50% 8/1/2059 (a)	6,329	5,577
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (a)	10,293	9,069
Fannie Mae Pool #BF0480 3.50% 6/1/2060 (a)	6,608	5,822
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	21,862	18,531
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (a)	17,786	13,705
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	4,223	3,990
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (a)	7,355	6,115
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)	5,509	4,805
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (a)	4,444	3,877
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (a)	7,486	6,822
Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031 (a)	47	47
Fannie Mae, Series 2006-65, Class PF, (30-day Average USD-SOFR + 0.394%) 4.716% 7/25/2036 (a)(c)	183	181
Fannie Mae, Series 1999-T2, Class A1, 7.394% 1/19/2039 (a)(c)	61	61
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041 (a)	22	22
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 7/25/2036 (a)	164	144
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 9/25/2036 (a)	230	204
Freddie Mac Pool #QS0124 1.50% 11/1/2030 (a)	265	250
Freddie Mac Pool #ZS1044 6.50% 2/1/2036 (a)	1	1
Freddie Mac Pool #ZI5486 6.50% 9/1/2036 (a)	2	2
Freddie Mac Pool #C91909 4.00% 11/1/2036 (a)	44	43
Freddie Mac Pool #1H1354 7.081% 11/1/2036 (a)(c)	37	38
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (a)	786	727
Freddie Mac Pool #SC0113 2.00% 12/1/2040 (a)	2,260	1,917
Freddie Mac Pool #G06459 5.00% 5/1/2041 (a)	888	890
Freddie Mac Pool #SC0169 2.00% 6/1/2041 (a)	4,054	3,425
Freddie Mac Pool #RB5118 2.00% 7/1/2041 (a)	54,465	45,934
Freddie Mac Pool #RB5121 2.00% 8/1/2041 (a)	85,045	71,838
Freddie Mac Pool #SC0175 2.00% 9/1/2041 (a)	7,830	6,620
Freddie Mac Pool #QK1181 2.00% 11/1/2041 (a)	6,184	5,208
Freddie Mac Pool #RB5138 2.00% 12/1/2041 (a)	32,792	27,625
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)	8,105	6,810
Freddie Mac Pool #RB5148 2.00% 3/1/2042 (a)	17,492	14,730
Freddie Mac Pool #RB5154 2.50% 4/1/2042 (a)	109,486	95,508
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)	30	29
U.S. Government Securities Fund — Page 10 of 31

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q17696 3.50% 4/1/2043 (a)	USD235	$218
Freddie Mac Pool #Q18236 3.50% 5/1/2043 (a)	332	308
Freddie Mac Pool #Q19133 3.50% 6/1/2043 (a)	240	221
Freddie Mac Pool #G61082 3.00% 7/1/2043 (a)	2,761	2,465
Freddie Mac Pool #Q28558 3.50% 9/1/2044 (a)	1,221	1,120
Freddie Mac Pool #RB5317 6.50% 10/1/2044 (a)	995	1,024
Freddie Mac Pool #760012 5.121% 4/1/2045 (a)(c)	567	570
Freddie Mac Pool #760013 5.154% 4/1/2045 (a)(c)	392	394
Freddie Mac Pool #760014 3.727% 8/1/2045 (a)(c)	543	539
Freddie Mac Pool #G60238 3.50% 10/1/2045 (a)	6,680	6,095
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (a)	1,224	1,095
Freddie Mac Pool #G60744 3.50% 7/1/2046 (a)	1,586	1,445
Freddie Mac Pool #G67700 3.50% 8/1/2046 (a)	2,492	2,270
Freddie Mac Pool #760015 3.263% 1/1/2047 (a)(c)	1,258	1,221
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)	452	405
Freddie Mac Pool #Q51622 3.50% 10/1/2047 (a)	455	407
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)	643	579
Freddie Mac Pool #ZT0538 3.50% 3/1/2048 (a)	1,340	1,213
Freddie Mac Pool #Q54709 3.50% 3/1/2048 (a)	467	423
Freddie Mac Pool #Q54701 3.50% 3/1/2048 (a)	443	398
Freddie Mac Pool #Q54700 3.50% 3/1/2048 (a)	371	333
Freddie Mac Pool #Q55056 3.50% 3/1/2048 (a)	358	325
Freddie Mac Pool #Q54781 3.50% 3/1/2048 (a)	317	287
Freddie Mac Pool #Q54782 3.50% 3/1/2048 (a)	234	211
Freddie Mac Pool #Q54699 3.50% 3/1/2048 (a)	200	180
Freddie Mac Pool #Q54831 3.50% 3/1/2048 (a)	126	114
Freddie Mac Pool #Q54698 3.50% 3/1/2048 (a)	117	105
Freddie Mac Pool #G67711 4.00% 3/1/2048 (a)	20,229	18,915
Freddie Mac Pool #Q55060 3.50% 4/1/2048 (a)	124	112
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)	589	546
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)	496	463
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (a)	282	261
Freddie Mac Pool #Q56590 3.50% 6/1/2048 (a)	250	227
Freddie Mac Pool #Q56589 3.50% 6/1/2048 (a)	136	124
Freddie Mac Pool #Q56591 3.50% 6/1/2048 (a)	106	96
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)	914	852
Freddie Mac Pool #Q57242 4.50% 7/1/2048 (a)	269	258
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)	1,124	1,080
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)	559	537
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)	378	363
Freddie Mac Pool #ZN4636 3.00% 10/1/2048 (a)	8,114	7,045
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (a)	603	579
Freddie Mac Pool #ZA6700 3.50% 4/1/2049 (a)	8,529	7,675
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (a)	1,432	1,297
Freddie Mac Pool #SD7502 3.50% 7/1/2049 (a)	5,878	5,295
Freddie Mac Pool #QA1442 3.50% 8/1/2049 (a)	3,355	3,026
Freddie Mac Pool #RA1339 3.00% 9/1/2049 (a)	1,414	1,226
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)	418	377
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (a)	3,471	3,153
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (a)	3,358	3,050
Freddie Mac Pool #RA2003 4.50% 1/1/2050 (a)	5,027	4,804
Freddie Mac Pool #SD7513 3.50% 4/1/2050 (a)	59,891	54,078
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	350	301
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (a)	12,130	9,523
U.S. Government Securities Fund — Page 11 of 31

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QB5838 2.50% 11/1/2050 (a)	USD164	$134
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	383	300
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	638	499
Freddie Mac Pool #QC1187 2.50% 4/1/2051 (a)	18,052	14,752
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	24,068	19,005
Freddie Mac Pool #RA5259 2.50% 5/1/2051 (a)	4,991	4,117
Freddie Mac Pool #QC3551 2.50% 7/1/2051 (a)	4,256	3,497
Freddie Mac Pool #QC4231 2.50% 7/1/2051 (a)	39	32
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (a)	1,354	1,176
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (a)	5,551	4,604
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (a)	1,788	1,544
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (a)	454	392
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)	4,929	3,860
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	5,317	4,401
Freddie Mac Pool #SD7548 2.50% 11/1/2051 (a)	3,806	3,160
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (a)	815	636
Freddie Mac Pool #SD0778 2.50% 12/1/2051 (a)	376	307
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (a)	10,062	8,221
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (a)	2,724	2,254
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (a)	857	740
Freddie Mac Pool #RA6913 2.00% 2/1/2052 (a)	420	327
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (a)	390	304
Freddie Mac Pool #SD2962 2.50% 2/1/2052 (a)	50	41
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)	25,205	22,697
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	1,758	1,572
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (a)	1,867	1,455
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (a)	258	201
Freddie Mac Pool #SD1450 2.50% 3/1/2052 (a)	2,141	1,772
Freddie Mac Pool #SD7553 3.00% 3/1/2052 (a)	15,128	13,084
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (a)	1,696	1,321
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (a)	3,837	3,129
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (a)	1,224	1,013
Freddie Mac Pool #8D0226 2.547% 5/1/2052 (a)(c)	5,455	4,975
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	58,761	50,113
Freddie Mac Pool #QE1719 4.00% 5/1/2052 (a)	755	694
Freddie Mac Pool #SD6496 2.00% 6/1/2052 (a)	3,006	2,347
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)	21,191	18,050
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (a)	13,407	12,679
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	31,183	26,579
Freddie Mac Pool #QE6074 4.00% 7/1/2052 (a)	317	291
Freddie Mac Pool #QE5611 4.00% 7/1/2052 (a)	109	100
Freddie Mac Pool #QE4998 4.00% 7/1/2052 (a)	86	79
Freddie Mac Pool #SD1502 4.00% 7/1/2052 (a)	48	44
Freddie Mac Pool #SD1343 4.00% 8/1/2052 (a)	483	444
Freddie Mac Pool #QE8992 4.00% 8/1/2052 (a)	343	316
Freddie Mac Pool #SD1441 4.00% 8/1/2052 (a)	212	195
Freddie Mac Pool #SD1382 4.00% 8/1/2052 (a)	58	53
Freddie Mac Pool #QE6678 4.00% 8/1/2052 (a)	49	45
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (a)	2,318	2,191
Freddie Mac Pool #SD8251 5.50% 8/1/2052 (a)	787	782
Freddie Mac Pool #QE9618 4.00% 9/1/2052 (a)	2,486	2,282
Freddie Mac Pool #QE9610 4.00% 9/1/2052 (a)	2,324	2,135
Freddie Mac Pool #QE9349 4.00% 9/1/2052 (a)	883	813
Freddie Mac Pool #QF0105 4.00% 9/1/2052 (a)	644	591
U.S. Government Securities Fund — Page 12 of 31

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QE9564 4.00% 9/1/2052 (a)	USD506	$465
Freddie Mac Pool #QF0666 4.00% 9/1/2052 (a)	297	273
Freddie Mac Pool #QF1655 4.00% 9/1/2052 (a)	53	48
Freddie Mac Pool #QE9805 4.00% 9/1/2052 (a)	29	27
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (a)	10,618	10,041
Freddie Mac Pool #SD8245 4.50% 9/1/2052 (a)	3,745	3,542
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (a)	2,667	2,522
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (a)	1,560	1,475
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)	50,593	49,181
Freddie Mac Pool #SD8256 4.00% 10/1/2052 (a)	5,185	4,763
Freddie Mac Pool #QF1730 4.00% 10/1/2052 (a)	560	514
Freddie Mac Pool #QF1221 4.00% 10/1/2052 (a)	405	373
Freddie Mac Pool #QF1575 4.00% 10/1/2052 (a)	274	252
Freddie Mac Pool #QF1925 4.00% 10/1/2052 (a)	232	214
Freddie Mac Pool #QF1236 4.50% 10/1/2052 (a)	15,305	14,469
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (a)	1,034	978
Freddie Mac Pool #SD8258 5.00% 10/1/2052 (a)	14,365	13,959
Freddie Mac Pool #SD1968 4.00% 11/1/2052 (a)	44,800	41,168
Freddie Mac Pool #QF2443 4.00% 11/1/2052 (a)	1,981	1,820
Freddie Mac Pool #QF4190 4.00% 11/1/2052 (a)	442	406
Freddie Mac Pool #QF3165 4.00% 11/1/2052 (a)	273	251
Freddie Mac Pool #QF3906 4.00% 11/1/2052 (a)	228	210
Freddie Mac Pool #QF3985 4.00% 11/1/2052 (a)	30	28
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (a)	17,775	17,134
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (a)	840	795
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (a)	25,523	25,352
Freddie Mac Pool #QF4668 4.00% 12/1/2052 (a)	499	458
Freddie Mac Pool #QF5391 4.00% 12/1/2052 (a)	31	28
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (a)	20,673	20,084
Freddie Mac Pool #QF4188 5.50% 12/1/2052 (a)	846	839
Freddie Mac Pool #QF4136 5.50% 12/1/2052 (a)	297	294
Freddie Mac Pool #SD8281 6.50% 12/1/2052 (a)	57,137	59,082
Freddie Mac Pool #QF5422 4.00% 1/1/2053 (a)	1,072	984
Freddie Mac Pool #SD8286 4.00% 1/1/2053 (a)	103	94
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (a)	585	553
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (a)	198,580	192,871
Freddie Mac Pool #SD8290 6.00% 1/1/2053 (a)	154,554	156,826
Freddie Mac Pool #QF6121 6.00% 1/1/2053 (a)	558	567
Freddie Mac Pool #QF7852 4.00% 2/1/2053 (a)	4,270	3,921
Freddie Mac Pool #SD2238 4.00% 2/1/2053 (a)	1,842	1,693
Freddie Mac Pool #QF7144 5.50% 2/1/2053 (a)	9,440	9,370
Freddie Mac Pool #SD8301 6.00% 2/1/2053 (a)	9,943	10,074
Freddie Mac Pool #RJ0150 4.00% 3/1/2053 (a)	645	592
Freddie Mac Pool #QF8351 5.50% 3/1/2053 (a)	1,642	1,631
Freddie Mac Pool #RA8748 6.00% 3/1/2053 (a)	10,552	10,753
Freddie Mac Pool #QG1221 4.00% 4/1/2053 (a)	3,841	3,524
Freddie Mac Pool #SD2738 4.00% 4/1/2053 (a)	939	863
Freddie Mac Pool #QG2329 4.00% 4/1/2053 (a)	54	49
Freddie Mac Pool #SD8314 4.50% 4/1/2053 (a)	728	689
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	6,756	6,564
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (a)	457	443
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)	11,518	11,428
Freddie Mac Pool #QG1653 6.00% 4/1/2053 (a)	11,002	11,139
Freddie Mac Pool #QG0259 6.00% 4/1/2053 (a)	5,413	5,489
U.S. Government Securities Fund — Page 13 of 31

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8321 4.00% 5/1/2053 (a)	USD4,721	$4,335
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (a)	1,064	1,006
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)	6,743	6,545
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (a)	15,495	15,373
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (a)	5,181	5,141
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (a)	4,857	4,841
Freddie Mac Pool #QG2197 5.50% 5/1/2053 (a)	4,062	4,056
Freddie Mac Pool #QG1875 5.50% 5/1/2053 (a)	1	1
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (a)	93,344	94,488
Freddie Mac Pool #QG3763 6.00% 5/1/2053 (a)	11,079	11,222
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (a)	15,368	14,919
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	66,745	66,219
Freddie Mac Pool #QG4632 5.50% 6/1/2053 (a)	35,016	34,761
Freddie Mac Pool #QG5136 5.50% 6/1/2053 (a)	538	537
Freddie Mac Pool #QG4732 5.50% 6/1/2053 (a)	41	41
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (a)	225,520	228,256
Freddie Mac Pool #QG5227 6.00% 6/1/2053 (a)	10,433	10,561
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	5,366	5,453
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	4,690	4,763
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	3,335	3,393
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	2,548	2,603
Freddie Mac Pool #SD3240 6.00% 6/1/2053 (a)	2,242	2,268
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (a)	10,172	10,525
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (a)	8,941	9,230
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (a)	8,507	8,840
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (a)	8,347	8,671
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (a)	5,903	6,138
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (a)	4,529	4,702
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (a)	2,808	2,896
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (a)	2,733	2,865
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	136	132
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)	255,348	253,481
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	9,372	9,287
Freddie Mac Pool #SD3356 6.00% 7/1/2053 (a)	24,833	25,114
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (a)	144	146
Freddie Mac Pool #RA9381 6.50% 7/1/2053 (a)	18,585	19,251
Freddie Mac Pool #SD8357 4.00% 8/1/2053 (a)	7,116	6,528
Freddie Mac Pool #SD3620 5.50% 8/1/2053 (a)	14,050	14,034
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (a)	256,135	259,184
Freddie Mac Pool #QG9159 6.00% 8/1/2053 (a)	10,917	11,099
Freddie Mac Pool #RA9636 6.00% 8/1/2053 (a)	3,483	3,526
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (a)	1,184	1,197
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (a)	18,650	18,496
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (a)	22,212	22,482
Freddie Mac Pool #QH0857 6.50% 9/1/2053 (a)	45	47
Freddie Mac Pool #RJ0046 4.00% 10/1/2053 (a)	34	31
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)	59,408	60,115
Freddie Mac Pool #SD4546 6.00% 10/1/2053 (a)	25,413	25,712
Freddie Mac Pool #SD8369 6.50% 10/1/2053 (a)	147,705	151,904
Freddie Mac Pool #RJ0108 6.50% 10/1/2053 (a)	37,105	38,383
Freddie Mac Pool #SD8390 4.00% 11/1/2053 (a)	875	802
Freddie Mac Pool #RJ0135 4.00% 11/1/2053 (a)	25	23
Freddie Mac Pool #SD8370 4.50% 11/1/2053 (a)	9,292	8,777
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (a)	15,377	14,928
U.S. Government Securities Fund — Page 14 of 31

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8373 6.00% 11/1/2053 (a)	USD11,479	$11,613
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	5,796	5,986
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (a)	73	75
Freddie Mac Pool #RJ0325 6.50% 11/1/2053 (a)	73	75
Freddie Mac Pool #SD8385 6.50% 12/1/2053 (a)	115	118
Freddie Mac Pool #QH7176 6.50% 12/1/2053 (a)	91	93
Freddie Mac Pool #SD6284 2.00% 1/1/2054 (a)	3,058	2,382
Freddie Mac Pool #QH7466 4.00% 1/1/2054 (a)	933	856
Freddie Mac Pool #SD4699 6.00% 1/1/2054 (a)	49,950	50,577
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (a)	17,303	17,499
Freddie Mac Pool #SD4730 6.00% 1/1/2054 (a)	6,444	6,567
Freddie Mac Pool #SD8397 6.50% 1/1/2054 (a)	37,067	38,083
Freddie Mac Pool #SD4614 6.50% 1/1/2054 (a)	5,034	5,201
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)	4,763	4,908
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)	4,573	4,715
Freddie Mac Pool #QH8689 6.50% 1/1/2054 (a)	2,968	3,049
Freddie Mac Pool #SD8398 7.00% 1/1/2054 (a)	27,574	28,797
Freddie Mac Pool #QI0001 4.00% 2/1/2054 (a)	2,031	1,863
Freddie Mac Pool #SD8413 4.00% 2/1/2054 (a)	25	23
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)	2,089	2,069
Freddie Mac Pool #SD4906 6.00% 2/1/2054 (a)	15,365	15,630
Freddie Mac Pool #RJ0940 6.00% 2/1/2054 (a)	13,565	13,744
Freddie Mac Pool #SD4975 6.00% 2/1/2054 (a)	4,426	4,473
Freddie Mac Pool #SD4964 6.00% 2/1/2054 (a)	3,466	3,526
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (a)	3,232	3,268
Freddie Mac Pool #RJ0856 6.50% 2/1/2054 (a)	20,075	20,704
Freddie Mac Pool #SD8404 7.00% 2/1/2054 (a)	32,946	34,407
Freddie Mac Pool #RJ1106 4.00% 3/1/2054 (a)	287	263
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)	26,408	26,166
Freddie Mac Pool #RJ1066 5.50% 3/1/2054 (a)	16,589	16,516
Freddie Mac Pool #SD5117 6.00% 3/1/2054 (a)	38,856	39,479
Freddie Mac Pool #RJ1076 6.00% 3/1/2054 (a)	1,947	1,969
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (a)	5,465	5,629
Freddie Mac Pool #QI2727 6.50% 3/1/2054 (a)	3,142	3,238
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	7,956	7,934
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	1,317	1,307
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (a)	1,692	1,719
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (a)	1,225	1,243
Freddie Mac Pool #RJ1348 6.00% 4/1/2054 (a)	922	936
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	5,071	5,253
Freddie Mac Pool #RJ1881 6.50% 4/1/2054 (a)	3,812	3,930
Freddie Mac Pool #QI4230 6.50% 4/1/2054 (a)	3,104	3,189
Freddie Mac Pool #QI4365 6.50% 4/1/2054 (a)	2,225	2,293
Freddie Mac Pool #RJ1419 5.50% 5/1/2054 (a)	6,787	6,729
Freddie Mac Pool #RJ1429 6.00% 5/1/2054 (a)	8,230	8,350
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (a)	1,592	1,622
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	10	10
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)	31,051	32,148
Freddie Mac Pool #RJ1535 6.50% 5/1/2054 (a)	15,749	16,291
Freddie Mac Pool #SD5419 6.50% 5/1/2054 (a)	4,217	4,350
Freddie Mac Pool #QI5199 6.50% 5/1/2054 (a)	937	965
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (a)	8,029	7,798
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (a)	1,917	1,901
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (a)	4,140	4,209
U.S. Government Securities Fund — Page 15 of 31

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (a)	USD2,923	$2,973
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (a)	4	4
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (a)	63,777	65,692
Freddie Mac Pool #RJ1792 6.50% 6/1/2054 (a)	37,282	38,649
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)	13,499	13,976
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)	8,211	8,516
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	4,646	4,803
Freddie Mac Pool #QI9079 6.50% 6/1/2054 (a)	2,358	2,422
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (a)	16,067	15,920
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (a)	1,420	1,408
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	19,163	19,529
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (a)	13,727	13,899
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	13,031	13,209
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	6,258	6,326
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	6,049	6,158
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (a)	4,389	4,443
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (a)	2,366	2,398
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)	2,315	2,348
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)	88,707	91,375
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (a)	4,303	4,449
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (a)	5,407	5,367
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	4,449	4,437
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (a)	3,540	3,515
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (a)	3,094	3,070
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (a)	577	575
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	41,308	41,807
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	18,972	19,211
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	5,290	5,347
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	3,511	3,567
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (a)	1,667	1,699
Freddie Mac Pool #SD6530 6.50% 8/1/2054 (a)	52,855	54,742
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	29,106	30,135
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	10,511	10,883
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	10,465	10,831
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	6,285	6,474
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	3,901	4,044
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	2,703	2,795
Freddie Mac Pool #QJ1576 6.50% 8/1/2054 (a)	1,100	1,132
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	16,002	15,855
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (a)	8,492	8,480
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (a)	8,540	8,477
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (a)	3,603	3,593
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (a)	3,240	3,214
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (a)	230	228
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	12,052	12,222
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	6,558	6,664
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	6,206	6,324
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	5,781	5,888
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	3,756	3,803
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (a)	2,719	2,759
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (a)	25,595	26,384
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (a)	8,698	8,966
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (a)	6,039	6,241
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	3,335	3,447
U.S. Government Securities Fund — Page 16 of 31

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QJ3334 6.50% 9/1/2054 (a)	USD3,242	$3,335
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (a)	3,140	3,234
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	1,792	1,851
Freddie Mac Pool #QJ5545 6.50% 9/1/2054 (a)	291	299
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (a)	187	193
Freddie Mac Pool #QJ4654 6.50% 9/1/2054 (a)	13	14
Freddie Mac Pool #QJ6847 4.00% 10/1/2054 (a)	790	724
Freddie Mac Pool #RJ2664 5.00% 10/1/2054 (a)	181	176
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	18,405	18,236
Freddie Mac Pool #RJ2625 5.50% 10/1/2054 (a)	14,304	14,231
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (a)	8,752	9,022
Freddie Mac Pool #QJ6928 6.50% 10/1/2054 (a)	3,682	3,783
Freddie Mac Pool #SD8484 4.00% 11/1/2054 (a)	14,572	13,362
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (a)	8,162	7,707
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (a)	4,884	4,733
Freddie Mac Pool #RJ2836 5.00% 11/1/2054 (a)	267	258
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	46,275	45,850
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (a)	11,627	11,529
Freddie Mac Pool #QX0310 5.50% 11/1/2054 (a)	1,278	1,266
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (a)	13,064	12,656
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (a)	11,275	10,932
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)	8,525	8,264
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (a)	5,597	5,431
Freddie Mac Pool #RJ3012 5.00% 12/1/2054 (a)	3,638	3,532
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (a)	1,847	1,792
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	2,618	2,594
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (a)	1,817	1,800
Freddie Mac Pool #QX1881 6.00% 12/1/2054 (a)	3,236	3,279
Freddie Mac Pool #QX0923 6.50% 12/1/2054 (a)	6,445	6,636
Freddie Mac Pool #RJ3595 6.50% 12/1/2054 (a)	3,147	3,233
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (a)	19,733	19,547
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (a)	47,395	48,050
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (a)	13,546	13,784
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)	938	948
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)	24,013	22,678
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (a)	20,383	20,192
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	9,427	9,526
Freddie Mac Pool #QX6698 6.50% 2/1/2055 (a)	499	512
Freddie Mac Pool #QX6697 6.50% 2/1/2055 (a)	32	33
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (a)	408	404
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	1,178	1,190
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (a)	1,222	1,183
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (a)	2,685	2,713
Freddie Mac Pool #SD8530 4.00% 5/1/2055 (a)	936	858
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (a)	2,598	2,517
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	9,519	9,221
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (a)	1,776	1,759
Freddie Mac, Series 3156, Class PF, (30-day Average USD-SOFR + 0.364%) 4.697% 5/15/2036 (a)(c)	348	343
Freddie Mac, Series K058, Class A2, Multi Family, 2.653% 8/25/2026 (a)	3,507	3,434
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 4/25/2027 (a)	1,370	1,344
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 1/25/2028 (a)	560	551
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)	50,000	50,208
Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036 (a)	126	110
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036 (a)	293	253
U.S. Government Securities Fund — Page 17 of 31

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series 3213, Class OG, principal only, 0% 9/15/2036 (a)	USD105	$98
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)(c)	12,641	11,830
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (a)	8,730	7,417
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)	1,752	1,536
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)	14,455	13,445
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(c)	14,359	13,315
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)	9,189	7,775
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (a)(c)	9,486	8,500
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (a)	5,386	4,798
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)	2,923	2,808
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (a)	10,291	9,149
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 11/25/2057 (a)	1,510	1,335
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 11/26/2057 (a)	2,292	2,203
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (a)	7,654	6,783
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (a)	2,735	2,619
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058 (a)	16,318	15,490
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058 (a)	8,783	7,772
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)	3,886	3,451
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058 (a)	369	355
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (a)	9,968	9,201
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (a)	9,787	9,470
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (a)	48,997	47,444
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029 (a)	32,106	30,372
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (a)	17,106	16,159
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030 (a)	12,014	10,994
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030 (a)	4,381	3,814
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	44,343	42,408
Government National Mortgage Assn. 3.00% 6/1/2055 (a)(d)	4,925	4,291
Government National Mortgage Assn. 3.50% 6/1/2055 (a)(d)	12,786	11,377
Government National Mortgage Assn. 4.00% 6/1/2055 (a)(d)	69,781	63,913
Government National Mortgage Assn. 5.50% 6/1/2055 (a)(d)	15,377	15,271
Government National Mortgage Assn. 4.00% 7/1/2055 (a)(d)	43,323	39,673
Government National Mortgage Assn. 5.50% 7/1/2055 (a)(d)	34,510	34,234
Government National Mortgage Assn. Pool #754335 6.50% 8/20/2029 (a)	58	59
Government National Mortgage Assn. Pool #754334 6.50% 10/20/2032 (a)	151	155
Government National Mortgage Assn. Pool #AH5901 3.75% 11/20/2034 (a)	655	635
Government National Mortgage Assn. Pool #754319 6.50% 1/20/2037 (a)	58	59
Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038 (a)	88	92
Government National Mortgage Assn. Pool #004182 5.50% 7/20/2038 (a)	11	10
Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038 (a)	32	33
Government National Mortgage Assn. Pool #738836 6.50% 11/20/2038 (a)	57	58
Government National Mortgage Assn. Pool #754287 6.50% 11/20/2038 (a)	51	52
Government National Mortgage Assn. Pool #AA4873 6.50% 12/20/2038 (a)	49	49
Government National Mortgage Assn. Pool #754314 6.50% 1/20/2039 (a)	393	409
Government National Mortgage Assn. Pool #741910 4.00% 2/15/2039 (a)	91	86
Government National Mortgage Assn. Pool #004367 4.00% 2/20/2039 (a)	11	10
Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039 (a)	200	201
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (a)	513	538
Government National Mortgage Assn. Pool #004636 4.50% 2/20/2040 (a)	325	318
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040 (a)	779	793
Government National Mortgage Assn. Pool #736089 5.00% 6/15/2040 (a)	120	119
Government National Mortgage Assn. Pool #736084 5.00% 6/15/2040 (a)	96	95
Government National Mortgage Assn. Pool #005040 5.00% 4/20/2041 (a)	26	25
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041 (a)	1,445	1,436
U.S. Government Securities Fund — Page 18 of 31

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #005112 6.50% 7/20/2041 (a)	USD45	$45
Government National Mortgage Assn. Pool #005157 4.00% 8/20/2041 (a)	80	73
Government National Mortgage Assn. Pool #005187 5.50% 9/20/2041 (a)	60	59
Government National Mortgage Assn. Pool #754636 3.50% 11/20/2041 (a)	413	369
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (a)	3,408	3,266
Government National Mortgage Assn. Pool #754591 4.00% 1/20/2042 (a)	873	818
Government National Mortgage Assn. Pool #754637 4.00% 1/20/2042 (a)	354	332
Government National Mortgage Assn. Pool #AA2589 3.50% 3/20/2043 (a)	529	468
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048 (a)	9	9
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (a)	18	18
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	9,897	7,960
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (a)	4,309	3,593
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	11,211	9,016
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051 (a)	25,087	21,042
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	4,299	3,547
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	8,342	6,870
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)	45,450	37,673
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052 (a)	16,466	13,628
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (a)	38,824	32,368
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	5,286	4,434
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)	20,286	16,940
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)	12,341	10,290
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (a)	9,676	7,991
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	3,752	3,273
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (a)	25,313	22,588
Government National Mortgage Assn. Pool #MA8147 2.50% 7/20/2052 (a)	289	242
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (a)	4,686	4,183
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	24,840	22,156
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	40,524	37,301
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (a)	4,653	4,284
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (a)	2,950	2,714
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)	34,891	33,061
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (a)	38,410	36,360
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (a)	14,704	13,915
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	14,185	13,013
Government National Mortgage Assn. Pool #MB0023 4.00% 11/20/2054 (a)	68,161	62,470
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)	17,134	16,178
Government National Mortgage Assn. Pool #MB0144 4.00% 1/20/2055 (a)	21,733	19,918
Government National Mortgage Assn. Pool #MB0202 4.00% 2/20/2055 (a)	62,481	57,264
Government National Mortgage Assn. Pool #MB0256 4.00% 3/20/2055 (a)	97,722	89,563
Government National Mortgage Assn. Pool #892950 5.311% 7/20/2060 (a)(c)	19	20
Government National Mortgage Assn. Pool #710074 4.72% 4/20/2061 (a)	1	1
Government National Mortgage Assn. Pool #710077 4.70% 5/20/2061 (a)	10	10
Government National Mortgage Assn. Pool #751409 4.95% 7/20/2061 (a)	1	1
Government National Mortgage Assn. Pool #795471 5.167% 2/20/2062 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #759735 4.74% 3/20/2062 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #767610 4.619% 11/20/2062 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #767641 4.454% 5/20/2063 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #795533 4.778% 5/20/2063 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #894475 6.669% 10/20/2063 (a)(c)	251	257
Government National Mortgage Assn. Pool #AG8068 4.779% 1/20/2064 (a)	1	1
Government National Mortgage Assn. Pool #894482 6.635% 2/20/2064 (a)(c)	384	393
Government National Mortgage Assn. Pool #AG8149 4.911% 6/20/2064 (a)(c)	20	20
Government National Mortgage Assn. Pool #AG8150 4.902% 7/20/2064 (a)	2	2
U.S. Government Securities Fund — Page 19 of 31

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #AG8155 5.171% 7/20/2064 (a)	USD1	$1
Government National Mortgage Assn. Pool #AG8171 5.20% 7/20/2064 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #AG8156 5.34% 7/20/2064 (a)(c)	4	4
Government National Mortgage Assn. Pool #AG8194 4.288% 9/20/2064 (a)	4	4
Government National Mortgage Assn. Pool #AG8189 5.19% 9/20/2064 (a)	1	1
Government National Mortgage Assn. Pool #AL7438 4.694% 1/20/2065 (a)	1	1
Government National Mortgage Assn., Series 2003-46, Class NB, 5.00% 6/20/2033 (a)	40	39
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year UST Yield Curve Rate T Note Constant Maturity + 0.70%) 4.79% 5/20/2062 (a)(c)	78	78
Government National Mortgage Assn., Series 2012-H20, Class PT, 4.982% 7/20/2062 (a)(c)	91	91
Government National Mortgage Assn., Series 2012-H23, Class FI, interest only, 0.516% 10/20/2062 (a)(c)	64	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	5,446	3,958
Uniform Mortgage-Backed Security 2.00% 6/1/2040 (a)(d)	27,718	25,038
Uniform Mortgage-Backed Security 2.50% 6/1/2040 (a)(d)	13,140	12,135
Uniform Mortgage-Backed Security 4.00% 6/1/2040 (a)(d)	16,000	15,490
Uniform Mortgage-Backed Security 6.00% 6/1/2040 (a)(d)	10,000	10,240
Uniform Mortgage-Backed Security 2.00% 7/1/2040 (a)(d)	1,382	1,248
Uniform Mortgage-Backed Security 2.50% 7/1/2040 (a)(d)	2,281	2,107
Uniform Mortgage-Backed Security 5.00% 7/1/2040 (a)(d)	10,000	10,000
Uniform Mortgage-Backed Security 2.00% 6/1/2055 (a)(d)	92,303	71,746
Uniform Mortgage-Backed Security 2.50% 6/1/2055 (a)(d)	22,433	18,275
Uniform Mortgage-Backed Security 3.00% 6/1/2055 (a)(d)	10,309	8,774
Uniform Mortgage-Backed Security 3.50% 6/1/2055 (a)(d)	25,182	22,324
Uniform Mortgage-Backed Security 4.50% 6/1/2055 (a)(d)	56,122	52,939
Uniform Mortgage-Backed Security 5.50% 6/1/2055 (a)(d)	7,989	7,910
Uniform Mortgage-Backed Security 6.00% 6/1/2055 (a)(d)	15,280	15,431
Uniform Mortgage-Backed Security 6.50% 6/1/2055 (a)(d)	135,123	138,761
Uniform Mortgage-Backed Security 7.00% 6/1/2055 (a)(d)	25,541	26,663
Uniform Mortgage-Backed Security 2.00% 7/1/2055 (a)(d)	181,535	141,155
Uniform Mortgage-Backed Security 2.50% 7/1/2055 (a)(d)	195,531	159,325
Uniform Mortgage-Backed Security 3.00% 7/1/2055 (a)(d)	100,897	85,865
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (a)(d)	221,476	196,288
Uniform Mortgage-Backed Security 4.00% 7/1/2055 (a)(d)	15,744	14,422
Uniform Mortgage-Backed Security 4.50% 7/1/2055 (a)(d)	8,780	8,278
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (a)(d)	302,645	305,244
Uniform Mortgage-Backed Security 6.50% 7/1/2055 (a)(d)	697,657	715,758
Uniform Mortgage-Backed Security 7.00% 7/1/2055 (a)(d)	82,497	86,011
		11,024,256
Collateralized mortgage-backed obligations 0.06%
FARM Mortgage Trust, Series 2024-1, Class A, 4.701% 10/1/2053 (a)(c)(e)	13,753	13,316
Total mortgage-backed obligations		11,037,572
U.S. Treasury bonds & notes 39.83% U.S. Treasury 35.49%
U.S. Treasury 4.625% 6/30/2025	73,684	73,704
U.S. Treasury 3.00% 10/31/2025	2,665	2,651
U.S. Treasury 4.50% 11/15/2025	456	457
U.S. Treasury 4.25% 12/31/2025	235,000	234,963
U.S. Treasury 0.375% 1/31/2026	3,163	3,083
U.S. Treasury 4.25% 1/31/2026	123,646	123,617
U.S. Treasury 4.625% 2/28/2026	130,000	130,353
U.S. Treasury 4.50% 3/31/2026	50,000	50,127
U.S. Treasury 0.75% 4/30/2026	11,220	10,880
U.S. Government Securities Fund — Page 20 of 31

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.875% 4/30/2026	USD130,000	$130,797
U.S. Treasury 0.875% 6/30/2026	51,500	49,748
U.S. Treasury 4.50% 7/15/2026	143,408	144,048
U.S. Treasury 4.375% 7/31/2026	595,000	596,813
U.S. Treasury 0.75% 8/31/2026	22,810	21,901
U.S. Treasury 1.375% 8/31/2026	2,500	2,420
U.S. Treasury 4.625% 9/15/2026	134,603	135,560
U.S. Treasury 0.875% 9/30/2026	103,764	99,567
U.S. Treasury 3.50% 9/30/2026	136,000	135,076
U.S. Treasury 4.625% 11/15/2026	20,312	20,483
U.S. Treasury 4.25% 11/30/2026	3,678	3,691
U.S. Treasury 4.375% 12/15/2026	114,366	115,000
U.S. Treasury 1.25% 12/31/2026	35,000	33,553
U.S. Treasury 4.25% 12/31/2026	7,704	7,735
U.S. Treasury 4.125% 1/31/2027	51,000	51,130
U.S. Treasury 4.125% 2/15/2027	6,600	6,617
U.S. Treasury 1.875% 2/28/2027	18,463	17,825
U.S. Treasury 4.50% 4/15/2027	48,461	48,960
U.S. Treasury 0.50% 4/30/2027	16,800	15,756
U.S. Treasury 3.75% 4/30/2027	85,120	84,867
U.S. Treasury 2.375% 5/15/2027	48,800	47,406
U.S. Treasury 2.625% 5/31/2027	30,980	30,225
U.S. Treasury 0.50% 6/30/2027	14,000	13,060
U.S. Treasury 4.375% 7/15/2027	10,360	10,460
U.S. Treasury 2.75% 7/31/2027	56,000	54,690
U.S. Treasury 0.50% 8/31/2027	33,320	30,917
U.S. Treasury 0.375% 9/30/2027	45,000	41,532
U.S. Treasury 4.125% 9/30/2027	3,100	3,118
U.S. Treasury 3.875% 10/15/2027	2,427	2,427
U.S. Treasury 0.50% 10/31/2027	18,790	17,340
U.S. Treasury 4.125% 11/15/2027	5,057	5,085
U.S. Treasury 0.625% 11/30/2027	3,100	2,863
U.S. Treasury 3.875% 11/30/2027	44,000	44,000
U.S. Treasury 3.875% 12/31/2027	166,000	166,052
U.S. Treasury 4.25% 1/15/2028	7,682	7,753
U.S. Treasury 4.25% 2/15/2028	605,000	610,861
U.S. Treasury 4.00% 2/29/2028	46,435	46,595
U.S. Treasury 1.25% 3/31/2028	390	363
U.S. Treasury 1.25% 5/31/2028	6,300	5,838
U.S. Treasury 3.625% 5/31/2028	53,200	52,840
U.S. Treasury 1.25% 6/30/2028	59,360	54,889
U.S. Treasury 4.00% 6/30/2028	84,653	84,997
U.S. Treasury 4.125% 7/31/2028	224,000	225,663
U.S. Treasury 1.125% 8/31/2028	50,000	45,830
U.S. Treasury 4.375% 8/31/2028	16,000	16,239
U.S. Treasury 4.375% 11/30/2028	220,840	224,256
U.S. Treasury 1.75% 1/31/2029	25,000	23,181
U.S. Treasury 4.00% 1/31/2029	1,417	1,422
U.S. Treasury 2.625% 2/15/2029	40,000	38,252
U.S. Treasury 4.625% 4/30/2029	12,620	12,943
U.S. Treasury 4.50% 5/31/2029	208,643	213,093
U.S. Treasury 3.25% 6/30/2029	25,000	24,368
U.S. Treasury 2.625% 7/31/2029	63,533	60,394
U.S. Treasury 4.00% 7/31/2029	188,000	188,514
U.S. Government Securities Fund — Page 21 of 31

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.875% 9/30/2029	USD9,600	$9,576
U.S. Treasury 4.125% 10/31/2029	99,341	100,071
U.S. Treasury 4.125% 11/30/2029	128,106	129,086
U.S. Treasury 3.875% 12/31/2029	6,000	5,981
U.S. Treasury 4.375% 12/31/2029	294,852	300,058
U.S. Treasury 3.50% 1/31/2030	74,905	73,445
U.S. Treasury 4.00% 2/28/2030	126,000	126,285
U.S. Treasury 4.00% 3/31/2030	32,613	32,673
U.S. Treasury 3.875% 4/30/2030	20,426	20,346
U.S. Treasury 0.625% 5/15/2030	30,880	26,269
U.S. Treasury 3.75% 5/31/2030	35,000	34,634
U.S. Treasury 4.00% 7/31/2030	8,355	8,357
U.S. Treasury 0.625% 8/15/2030	14,510	12,229
U.S. Treasury 4.625% 9/30/2030	193,819	199,549
U.S. Treasury 4.875% 10/31/2030	119,277	124,170
U.S. Treasury 4.375% 11/30/2030	19,000	19,321
U.S. Treasury 3.75% 12/31/2030	1,956	1,928
U.S. Treasury 4.25% 2/28/2031	8,000	8,079
U.S. Treasury 1.625% 5/15/2031	29,550	25,750
U.S. Treasury 4.25% 6/30/2031	120,000	121,013
U.S. Treasury 4.125% 10/31/2031	1,112	1,112
U.S. Treasury 1.375% 11/15/2031	40,000	33,777
U.S. Treasury 4.125% 11/30/2031	42,310	42,298
U.S. Treasury 4.50% 12/31/2031	4,814	4,912
U.S. Treasury 4.375% 1/31/2032	20,000	20,264
U.S. Treasury 1.875% 2/15/2032	16,949	14,705
U.S. Treasury 4.125% 2/29/2032	40,000	39,942
U.S. Treasury 4.00% 4/30/2032	5,100	5,049
U.S. Treasury 2.75% 8/15/2032	7,514	6,848
U.S. Treasury 3.875% 8/15/2033	44,841	43,613
U.S. Treasury 4.00% 2/15/2034	34,006	33,221
U.S. Treasury 4.375% 5/15/2034	36,116	36,212
U.S. Treasury 3.875% 8/15/2034	26,014	25,059
U.S. Treasury 4.25% 11/15/2034	170,978	169,281
U.S. Treasury 4.25% 5/15/2035	2,859	2,828
U.S. Treasury 5.00% 5/15/2037	1,500	1,571
U.S. Treasury 4.625% 2/15/2040	580	573
U.S. Treasury 1.125% 5/15/2040	3,660	2,225
U.S. Treasury 1.125% 8/15/2040	33,890	20,376
U.S. Treasury 1.375% 11/15/2040	33,948	21,193
U.S. Treasury 1.875% 2/15/2041	22,549	15,185
U.S. Treasury 4.75% 2/15/2041	6,330	6,293
U.S. Treasury 2.25% 5/15/2041	34,863	24,813
U.S. Treasury 1.75% 8/15/2041	71,620	46,508
U.S. Treasury 3.125% 11/15/2041	100	80
U.S. Treasury 2.375% 2/15/2042	20,300	14,457
U.S. Treasury 3.25% 5/15/2042	39,623	32,161
U.S. Treasury 3.375% 8/15/2042	2,850	2,346
U.S. Treasury 2.75% 11/15/2042	30,021	22,403
U.S. Treasury 3.875% 2/15/2043	11,970	10,519
U.S. Treasury 2.875% 5/15/2043	10,880	8,220
U.S. Treasury 3.875% 5/15/2043	19,985	17,510
U.S. Treasury 4.375% 8/15/2043	9,360	8,753
U.S. Treasury 4.50% 2/15/2044	78,000	73,954
U.S. Government Securities Fund — Page 22 of 31

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.375% 5/15/2044	USD5,278	$4,253
U.S. Treasury 4.625% 11/15/2044	3,317	3,187
U.S. Treasury 2.50% 2/15/2045 (f)	60,000	41,306
U.S. Treasury 4.75% 2/15/2045	2,482	2,424
U.S. Treasury 3.00% 5/15/2045	3,350	2,512
U.S. Treasury 5.00% 5/15/2045	99,000	100,006
U.S. Treasury 2.875% 8/15/2045	100	73
U.S. Treasury 2.50% 2/15/2046	8,997	6,095
U.S. Treasury 2.25% 8/15/2046	15,360	9,826
U.S. Treasury 3.00% 2/15/2047	20,802	15,283
U.S. Treasury 2.75% 8/15/2047	14,222	9,916
U.S. Treasury 2.75% 11/15/2047	7,375	5,121
U.S. Treasury 3.00% 2/15/2048	15,529	11,274
U.S. Treasury 3.125% 5/15/2048	6,500	4,818
U.S. Treasury 3.00% 8/15/2048	27,802	20,105
U.S. Treasury 2.25% 8/15/2049	13,076	8,004
U.S. Treasury 2.375% 11/15/2049	17,921	11,243
U.S. Treasury 2.00% 2/15/2050	61,360	35,119
U.S. Treasury 1.25% 5/15/2050	124,750	58,307
U.S. Treasury 1.375% 8/15/2050	71,480	34,301
U.S. Treasury 1.625% 11/15/2050 (f)	292,196	150,117
U.S. Treasury 1.875% 2/15/2051	42,054	23,025
U.S. Treasury 2.375% 5/15/2051	100,450	62,181
U.S. Treasury 2.00% 8/15/2051	72,003	40,480
U.S. Treasury 1.875% 11/15/2051	20,830	11,294
U.S. Treasury 2.25% 2/15/2052	500	298
U.S. Treasury 2.875% 5/15/2052	29,000	19,942
U.S. Treasury 4.00% 11/15/2052	19,214	16,446
U.S. Treasury 3.625% 2/15/2053	7,855	6,276
U.S. Treasury 4.125% 8/15/2053 (f)	36,908	32,288
U.S. Treasury 4.75% 11/15/2053	70,653	68,572
U.S. Treasury 4.25% 2/15/2054	4,300	3,837
U.S. Treasury 4.625% 5/15/2054	71,042	67,580
U.S. Treasury 4.25% 8/15/2054	66,239	59,196
U.S. Treasury 4.50% 11/15/2054	6,580	6,138
U.S. Treasury 4.625% 2/15/2055 (f)	90,000	85,863
U.S. Treasury 4.75% 5/15/2055	1,998	1,947
U.S. Treasury, interest only, 0% 11/15/2040 (f)	15,000	6,896
		7,991,478
U.S. Treasury inflation-protected securities 4.34%
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2026 (g)	— (b)	— (b)
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026 (g)	43,431	42,984
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (g)	97,786	96,664
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (g)	46,436	45,444
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029 (g)	451,224	455,499
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032 (g)	60,666	54,536
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (g)	87,337	86,653
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043 (f)(g)	47,137	34,604
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050 (g)	1,947	1,111
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (g)	— (b)	— (b)
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (g)	9,362	7,536
U.S. Government Securities Fund — Page 23 of 31

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)		Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (g)		USD47,728	$42,987
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (f)(g)		114,931	109,275
			977,293
Total U.S. Treasury bonds & notes			8,968,771
Federal agency bonds & notes 0.87%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026		182	180
Fannie Mae 0.75% 10/8/2027 (f)		21,700	20,180
Fannie Mae 7.125% 1/15/2030		5,000	5,655
Fannie Mae 0.875% 8/5/2030 (f)		63,500	54,313
Federal Home Loan Bank 3.25% 11/16/2028		56,500	55,352
Federal Home Loan Bank 5.50% 7/15/2036		1,000	1,075
Tennessee Valley Authority 2.875% 2/1/2027		5,000	4,909
Tennessee Valley Authority 4.875% 5/15/2035		30,000	30,246
Tennessee Valley Authority 4.65% 6/15/2035		4,480	4,417
Tennessee Valley Authority 5.88% 4/1/2036		3,625	3,948
Tennessee Valley Authority, Series 2008, Class A, 4.875% 1/15/2048		3,300	3,077
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033		1,224	1,155
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 6/30/2025		3,125	3,121
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 8/1/2025		745	743
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026		747	736
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027		3,430	3,353
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028		990	967
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029		650	632
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030		595	570
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031		735	695
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032		780	725
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033		545	502
			196,551
Total bonds, notes & other debt instruments (cost: $20,796,070,000)			20,202,894
Short-term securities 21.81% Money market investments 12.16%		Shares
Capital Group Central Cash Fund 4.29% (h)(i)		27,387,101	2,738,710
U.S. Treasury bills 9.45%	Weighted average yield at acquisition	Principal amount (000)
U.S. Treasury 6/17/2025	4.144%	USD400,000	399,295
U.S. Treasury 6/24/2025	4.149	350,000	349,098
U.S. Treasury 6/26/2025	3.978	250,000	249,298
U.S. Treasury 7/15/2025	4.158	150,000	149,246
U.S. Treasury 11/6/2025	4.087	300,000	294,554
U.S. Treasury 11/20/2025	4.112	700,000	686,126
			2,127,617
U.S. Government Securities Fund — Page 24 of 31

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Short-term securities (continued) Federal agency bills & notes 0.20% Federal agency bonds & notes 0.20%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal Home Loan Bank 6/27/2025	4.149%	USD30,000	$29,912
Federal Home Loan Bank 7/9/2025	4.175	14,100	14,038
			43,950
Total short-term securities (cost: $4,910,037,000)			4,910,277
Options purchased (equity style) 0.02%
Options purchased (equity style)*			5,636
Total options purchased (equity style) (cost: $9,385,000)			5,636
Total investment securities 111.55% (cost: $25,715,492,000)			25,118,807
Other assets less liabilities (11.55)%			(2,601,230)
Net assets 100.00%			$22,517,577
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 5/31/2025 (000)
Call
3 Month SOFR Futures Option	7,547	9/12/2025	USD97.00	USD1,886,750	$425
3 Month SOFR Futures Option	16,374	9/12/2025	98.00	4,093,500	307
3 Month SOFR Futures Option	1,318	12/12/2025	96.50	329,500	519
3 Month SOFR Futures Option	1,318	12/12/2025	97.00	329,500	255
3 Month SOFR Futures Option	1,318	12/12/2025	97.50	329,500	132
3 Month SOFR Futures Option	5,850	12/12/2025	98.00	1,462,500	329
					$1,967
Put
20 Year U.S. Treasury Bond Futures Option	1,229	6/6/2025	USD112.50	USD122,900	$768
3 Month SOFR Futures Option	38,679	12/12/2025	95.69	9,669,750	2,901
					$3,669
					$5,636
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 5/31/2025 (000)
3 Month SOFR Futures	Long	2,245	6/18/2025	USD536,864	$(3,914)
3 Month SOFR Futures	Long	35,717	9/17/2025	8,544,176	(4,876)
3 Month SOFR Futures	Long	1,441	3/18/2026	346,542	(358)
3 Month SOFR Futures	Long	193	6/17/2026	46,525	(270)
2 Year U.S. Treasury Note Futures	Long	25,466	10/3/2025	5,282,603	5,855
5 Year U.S. Treasury Note Futures	Long	52,740	10/3/2025	5,705,809	21,423
10 Year U.S. Treasury Note Futures	Long	13,822	9/30/2025	1,530,787	10,397
U.S. Government Securities Fund — Page 25 of 31

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Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 5/31/2025 (000)
10 Year Ultra U.S. Treasury Note Futures	Short	1,271	9/30/2025	USD(143,047)	$(311)
20 Year U.S. Treasury Bond Futures	Long	2,676	9/30/2025	301,803	3,729
30 Year Ultra U.S. Treasury Bond Futures	Long	774	9/30/2025	89,832	1,176
					$32,851
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 5/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 5/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	USD148,100	$429	$—	$429
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	148,100	429	—	429
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	165,373	578	—	578
SOFR	Annual	3.916%	Annual	7/11/2025	188,700	119	—	119
4.8189%	Annual	SOFR	Annual	8/25/2025	103,000	80	—	80
4.8195%	Annual	SOFR	Annual	9/1/2025	130,000	113	—	113
SOFR	Annual	4.63358%	Annual	10/31/2025	17,242	(17)	—	(17)
4.2045%	Annual	SOFR	Annual	1/10/2026	13,496	(6)	—	(6)
4.2035%	Annual	SOFR	Annual	1/10/2026	51,352	(22)	—	(22)
4.184%	Annual	SOFR	Annual	1/10/2026	51,352	(28)	—	(28)
4.27%	Annual	SOFR	Annual	2/16/2026	118,860	48	—	48
4.265%	Annual	SOFR	Annual	2/16/2026	58,987	22	—	22
4.3035%	Annual	SOFR	Annual	2/17/2026	35,408	23	—	23
4.3005%	Annual	SOFR	Annual	2/17/2026	24,555	15	—	15
4.2675%	Annual	SOFR	Annual	2/17/2026	34,181	13	—	13
4.288%	Annual	SOFR	Annual	2/17/2026	24,945	13	—	13
4.2515%	Annual	SOFR	Annual	2/17/2026	35,064	10	—	10
4.568%	Annual	SOFR	Annual	3/1/2026	368,500	1,022	—	1,022
4.56%	Annual	SOFR	Annual	3/1/2026	375,000	1,018	—	1,018
4.6275%	Annual	SOFR	Annual	3/20/2026	680,000	2,485	—	2,485
4.9005%	Annual	SOFR	Annual	4/17/2026	197,200	1,329	—	1,329
4.815%	Annual	SOFR	Annual	5/6/2026	439,800	2,924	—	2,924
4.723%	Annual	SOFR	Annual	5/7/2026	425,655	2,488	—	2,488
4.659%	Annual	SOFR	Annual	5/17/2026	560,900	3,145	—	3,145
3.53%	Annual	SOFR	Annual	1/23/2027	96,800	(404)	—	(404)
3.5405%	Annual	SOFR	Annual	1/23/2027	160,200	(641)	—	(641)
3.535%	Annual	SOFR	Annual	1/23/2027	173,500	(710)	—	(710)
SOFR	Annual	4.186%	Annual	2/18/2027	682,600	(4,674)	—	(4,674)
3.7645%	Annual	SOFR	Annual	2/20/2027	320,800	(19)	—	(19)
3.761%	Annual	SOFR	Annual	2/20/2027	160,600	(19)	—	(19)
4.5895%	Annual	SOFR	Annual	5/6/2027	316,985	5,159	—	5,159
SOFR	Annual	3.62%	Annual	6/30/2027	99,122	(92)	—	(92)
3.45%	Annual	SOFR	Annual	2/1/2028	166,200	(705)	—	(705)
3.47%	Annual	SOFR	Annual	2/2/2028	43,700	(163)	—	(163)
3.616%	Annual	SOFR	Annual	2/20/2028	64,000	270	—	270
U.S. Government Securities Fund — Page 26 of 31

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 5/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 5/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3.6475%	Annual	SOFR	Annual	2/27/2028	USD268,700	$1,309	$—	$1,309
3.16%	Annual	SOFR	Annual	6/20/2028	39,600	(495)	—	(495)
U.S. EFFR	Annual	2.32625%	Annual	4/18/2029	60,500	2,667	—	2,667
SOFR	Annual	3.529%	Annual	1/29/2030	64,000	221	—	221
SOFR	Annual	3.528%	Annual	1/29/2030	52,400	183	—	183
SOFR	Annual	3.5485%	Annual	1/29/2030	69,600	182	—	182
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	233,200	31,115	—	31,115
3.18%	Annual	SOFR	Annual	4/17/2030	33,200	(644)	—	(644)
3.275%	Annual	SOFR	Annual	4/18/2030	33,200	(504)	—	(504)
3.353%	Annual	SOFR	Annual	4/19/2030	33,200	(388)	—	(388)
3.342%	Annual	SOFR	Annual	4/19/2030	33,200	(405)	—	(405)
3.344%	Annual	SOFR	Annual	4/20/2030	33,200	(403)	—	(403)
3.128%	Annual	SOFR	Annual	4/28/2030	33,200	(726)	—	(726)
3.285%	Annual	SOFR	Annual	5/1/2030	33,200	(493)	—	(493)
3.259%	Annual	SOFR	Annual	5/1/2030	33,100	(530)	—	(530)
3.186%	Annual	SOFR	Annual	5/9/2030	33,100	(642)	—	(642)
3.215%	Annual	SOFR	Annual	5/10/2030	33,200	(601)	—	(601)
3.29%	Annual	SOFR	Annual	5/19/2030	39,700	(589)	—	(589)
3.31%	Annual	SOFR	Annual	6/9/2030	203,200	(2,881)	—	(2,881)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	111,300	16,121	—	16,121
SOFR	Annual	3.762%	Annual	4/30/2032	93,075	(431)	—	(431)
SOFR	Annual	4.1615%	Annual	5/15/2033	4,500	(121)	—	(121)
SOFR	Annual	4.15%	Annual	5/15/2033	10,800	(283)	—	(283)
SOFR	Annual	3.10%	Annual	6/20/2033	21,400	1,001	—	1,001
4.0135%	Annual	SOFR	Annual	8/21/2033	15,000	243	—	243
SOFR	Annual	3.9519%	Annual	8/25/2033	41,000	(485)	—	(485)
SOFR	Annual	3.8275%	Annual	9/1/2033	29,400	(88)	—	(88)
SOFR	Annual	3.6038%	Annual	1/8/2034	61,600	902	—	902
SOFR	Annual	3.175%	Annual	2/1/2038	92,000	6,371	—	6,371
3.065%	Annual	SOFR	Annual	4/7/2040	16,700	(1,838)	—	(1,838)
3.616%	Annual	SOFR	Annual	8/5/2044	69,500	(4,571)	—	(4,571)
3.561%	Annual	SOFR	Annual	8/9/2044	59,700	(4,368)	—	(4,368)
SOFR	Annual	3.41%	Annual	7/28/2045	172,600	16,713	—	16,713
SOFR	Annual	3.01413%	Annual	1/12/2053	17,216	3,011	—	3,011
SOFR	Annual	3.02%	Annual	1/12/2053	17,200	2,991	—	2,991
SOFR	Annual	2.974%	Annual	4/17/2053	10,400	1,892	—	1,892
SOFR	Annual	3.044%	Annual	4/18/2053	10,500	1,787	—	1,787
SOFR	Annual	3.0875%	Annual	4/19/2053	10,500	1,711	—	1,711
SOFR	Annual	3.1035%	Annual	4/19/2053	10,500	1,683	—	1,683
SOFR	Annual	3.0895%	Annual	4/20/2053	10,500	1,708	—	1,708
SOFR	Annual	2.9405%	Annual	4/28/2053	10,600	1,988	—	1,988
SOFR	Annual	3.0535%	Annual	5/1/2053	21,100	3,559	—	3,559
SOFR	Annual	3.085%	Annual	5/9/2053	10,600	1,733	—	1,733
SOFR	Annual	3.1135%	Annual	5/10/2053	10,600	1,682	—	1,682
SOFR	Annual	3.1605%	Annual	5/19/2053	12,800	1,931	—	1,931
SOFR	Annual	3.6765%	Annual	2/20/2054	39,763	2,559	—	2,559
SOFR	Annual	3.6815%	Annual	2/20/2054	27,800	1,766	—	1,766
SOFR	Annual	3.7205%	Annual	2/21/2054	23,227	1,322	—	1,322
U.S. Government Securities Fund — Page 27 of 31

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 5/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 5/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.47875%	Annual	8/5/2054	USD53,000	$5,179	$—	$5,179
SOFR	Annual	3.415%	Annual	8/9/2054	45,400	4,931	—	4,931
						$111,207	$—	$111,207
Investments in affiliates(i)

	Value at 9/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2025 (000)	Dividend or interest income (000)
Short-term securities 12.16%
Money market investments 12.16%
Capital Group Central Cash Fund 4.29% (h)	$2,702,154	$9,824,459	$9,787,424	$201	$(680)	$2,738,710	$68,541

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(d)	Represents securities transacted on a TBA basis.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,316,000, which represented 0.06% of the net assets of the fund.

(f)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $208,781,000, which represented 0.93% of the net assets of the fund.
(g)	Index-linked bond whose principal amount moves with a government price index.
(h)	Rate represents the seven-day yield at 5/31/2025.
(i)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
U.S. Government Securities Fund — Page 28 of 31

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $11,378,292,000. The average month-end notional amount of futures contracts while held was $25,083,223,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps while held were $12,286,806,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
U.S. Government Securities Fund — Page 29 of 31

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of May 31, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$11,037,572	$—	$11,037,572
U.S. Treasury bonds & notes	—	8,968,771	—	8,968,771
Federal agency bonds & notes	—	196,551	—	196,551
Short-term securities	2,738,710	2,171,567	—	4,910,277
Options purchased on futures (equity style)	5,636	—	—	5,636
Total	$2,744,346	$22,374,461	$—	$25,118,807

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$42,580	$—	$—	$42,580
Unrealized appreciation on centrally cleared interest rate swaps	—	140,193	—	140,193
Liabilities:
Unrealized depreciation on futures contracts	(9,729)	—	—	(9,729)
Unrealized depreciation on centrally cleared interest rate swaps	—	(28,986)	—	(28,986)
Total	$32,851	$111,207	$—	$144,058
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Key to abbreviation(s)
Assn. = Association
EFFR = Effective Federal Funds Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
U.S. Government Securities Fund — Page 30 of 31

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP3-022-0725
U.S. Government Securities Fund — Page 31 of 31